Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
November 30, 2024
IBF-NPRT1-0125
1.813081.120
Asset-Backed Securities - 12.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	7,202,000	7,202,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	8,500,000	8,515,691
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	5,321,000	5,321,000
TOTAL BAILIWICK OF JERSEY		21,038,691
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 1% 10/17/2037 (b)(c)(d)	1,700,000	1,700,000
Ares Lii Clo Ltd Series 2021-52A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.9432% 4/22/2031 (b)(c)(d)	4,195,051	4,205,539
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	3,399,000	3,403,748
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.9675% 4/17/2033 (b)(c)(d)	15,541,000	15,576,045
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	8,750,000	8,750,000
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	333,090	333,082
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)	5,695,000	5,708,657
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	8,184,000	8,184,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	5,033,000	5,048,839
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	10,126,000	10,156,722
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	526,441	500,119
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2031 (b)(c)(d)	3,597,258	3,602,363
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	8,952,000	8,968,525
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	1,585,000	1,585,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	5,316,672	5,322,409
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	4,777,000	4,785,899
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	4,699,268	4,702,877
Symphony Clo Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 1/15/2034 (b)(c)(d)	5,405,080	5,412,431
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	1,187,814	1,189,283
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)	3,967,511	3,973,566
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,459,516	1,386,540
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	1,143,000	850,699
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	7,174,000	7,178,857
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		112,525,200
UNITED STATES - 8.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	2,058,158	2,092,968
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,824,277	1,855,130
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (b)	67,006	64,994
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	978,634	939,525
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,980,755	1,840,091
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,875,993	2,628,758
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,093,192
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	311,469	299,013
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	874,085
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 month Index + 1.2395%, 5.8272% 2/25/2035 (c)(d)	8,401	8,398
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,305,014	2,103,189
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	975,000	983,711
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,250,000	1,271,903
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,511,945	1,391,039
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	1,448,257	1,363,406
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	2,808,636	2,687,923
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	493,198	486,139
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,542,039
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,669,413
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,113,702
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,550,634
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,028,000	2,049,054
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,282,760	6,878,053
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	529,000	537,142
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	555,047
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,427,000	3,438,384
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,051,109
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (b)	4,670,228	4,633,547
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,738,234	1,768,918
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,962,756
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,137,802
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,165,933
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 0% 1/15/2038 (b)(c)(d)(e)	2,437,000	2,437,000
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,281,224
Ford Credit Auto Owner Trust Series 2020-1 Class B, 2.29% 8/15/2031 (b)	2,000,000	1,988,647
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,710,609
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,188,401
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,251,088
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,837,341
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	4,184,000	4,202,838
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	8,539,000	8,684,888
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,570,233
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,115,000	1,125,996
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,371,197
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	11,917,392
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,777,071
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,924,000	5,989,588
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,562,659
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	10,783,000	10,916,588
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,144,941
Gmf Floorplan Owner Revolving Tr Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,584,313
Gmf Floorplan Owner Revolving Tr Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,290,440
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	1,125,000	1,136,658
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	10,000,000	10,033,270
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,515,781
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,151,292
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	156,200	152,845
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.9522% 8/25/2034 (c)(d)(f)	95,300	132,296
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,154,518
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (c)(d)	33,021	32,772
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	574,143	579,466
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	2,464,634	2,441,156
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	2,399,862	2,255,894
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (b)	1,805,000	1,799,726
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	703,000	678,554
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	8,843,601
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,648,504	1,501,541
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,683,000	2,725,690
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,843,000	2,887,080
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (c)(d)	69,372	71,199
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,759,398
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,234,078
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,349,469
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,281,000	5,369,014
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,015,806
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,045,000	3,061,850
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	5,381,595	5,480,332
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	6,630,000	6,620,163
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,080,000	4,130,333
TOTAL UNITED STATES		325,983,233
TOTAL ASSET-BACKED SECURITIES (Cost $456,404,672)		459,547,124

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	924,698	911,859
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,123,435	2,767,089
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,678,886	1,541,956
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,391,685	1,277,164
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	6,792,461	6,175,125
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	2,368,172	2,349,937
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,211,262	1,178,257
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	423,349	374,167
CSMC Trust Series 2021-RPL9 Class A1, 2.4364% 2/25/2061 (b)	5,286,072	5,267,605
Fannie Mae Guaranteed REMICS Series 2013-16 Class GP, 3% 3/25/2033	462,512	451,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	137,154	135,151
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,582,308	1,427,826
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	3,650,338	3,619,671
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	567,437	524,573
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	607,129	562,394
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,262,589	1,229,474
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	65,319	60,709
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	155,427	152,461
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	2,846,466	2,809,135
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/2051 (b)	2,485,012	2,485,228
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	483,517	442,545
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	695,655	634,682
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	4,028,242	3,861,473
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	221,461	219,927
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	984	909
TOTAL UNITED STATES		40,460,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,337,854)		40,460,817

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,164,000	1,070,880
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	1,455,709	1,449,807
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,771,579	1,751,771
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (c)(g)	12,355,354	571,140
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,331,158
BANK Series 2022-BNK41 Class ASB, 3.9163% 4/15/2065 (c)	6,700,000	6,416,579
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	3,409,405	3,294,437
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,195,448
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.5235% 6/15/2038 (b)(c)(d)	7,697,319	7,128,221
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,627,253	1,610,842
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2064% 8/15/2052 (c)(g)	15,295,239	497,641
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (c)(g)	14,919,572	351,110
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5341% 3/15/2053 (c)(g)	30,805,242	1,286,208
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.8704% 9/15/2053 (c)(g)	20,808,758	1,122,374
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,286,161
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	3,041,072	2,967,235
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	1,522,000	1,522,951
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	664,552	658,322
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	5,672,488	5,645,962
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	410,349	409,580
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	1,717,269	1,723,172
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	2,549,864	2,545,083
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	2,227,652	2,216,514
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	382,687	382,209
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	2,338,966	2,334,580
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	764,516	765,232
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	5,220,655	5,227,137
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	826,343	809,516
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,980,369	3,871,172
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,860,700	2,695,540
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	156,716	155,046
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	11,986,367	11,362,534
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	496,175	478,847
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	3,943,756	3,928,966
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	10,131,000	10,198,428
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	1,156,159	1,156,882
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	2,175,004	2,085,568
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9996% 7/10/2046 (b)(c)	3,015,864	2,892,214
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	519,253	506,757
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	170,423	169,031
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	1,713,894	1,701,040
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	162,803	148,466
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.767% 7/5/2031 (b)(c)	3,378,000	2,060,580
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,923,218
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	638,604	600,288
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	1,823,896	1,801,098
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	1,379,764	1,375,452
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (c)(g)	4,243,023	205,460
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	1,616,513	1,631,660
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	3,599,544	3,581,546
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	2,639,862	2,637,910
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (c)(g)	44,994,591	1,129,369
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	4,021,044	3,972,065
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,560,371
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(c)	57,900,875	1,208,426
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	175,277	172,230
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	707,361	698,726
TOTAL UNITED STATES		137,480,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,376,398)		137,480,160

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	2,368,000	2,111,220
United Mexican States 3.5% 2/12/2034	1,965,000	1,616,212
TOTAL MEXICO		3,727,432
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,317,334)		3,727,432

Non-Convertible Corporate Bonds - 42.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,079,670
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,130,909

TOTAL AUSTRALIA		5,210,579
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,070,000	1,017,921
CANADA - 1.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,547,756
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,297,890
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd 3.9% 2/1/2025	2,146,000	2,140,472
Cenovus Energy Inc 4.25% 4/15/2027	6,940,000	6,858,953
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,658,504
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,907,470
Enbridge Inc 6% 11/15/2028	7,927,000	8,306,162
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,316,000	2,313,571
		28,185,132
Financials - 0.4%
Banks - 0.4%
Bank of Nova Scotia/The 4.5% 12/16/2025	4,038,000	4,015,053
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,291,896
Toronto-Dominion Bank/The 2.8% 3/10/2027	4,805,000	4,617,549
		13,924,498
TOTAL CANADA		48,955,276
FRANCE - 1.2%
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,654,000	3,504,976
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	2,279,000	2,245,074
Credit Agricole SA 6.251% 1/10/2035 (b)(c)	10,500,000	10,805,898
Societe Generale SA 1.792% 6/9/2027 (b)(c)	4,104,000	3,897,267
Societe Generale SA 4.25% 4/14/2025 (b)	1,994,000	1,981,827
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,567,871
Societe Generale SA 4.75% 11/24/2025 (b)	4,777,000	4,749,824
Societe Generale SA 5.634% 1/19/2030 (b)(c)	10,410,000	10,532,823

TOTAL FRANCE		43,285,560
GERMANY - 1.8%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,623,395
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	7,754,000	7,493,571
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,506,597
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,804,587
		32,428,150
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG 4.5% 4/1/2025	4,541,000	4,526,608
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	6,196,000	6,024,442
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,363,146
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	8,800,000	8,911,975
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,788,027
		26,614,198
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,315,427
TOTAL GERMANY		63,357,775
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,441,986
IRELAND - 1.5%
Financials - 0.9%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	6,702,000	6,836,006
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,495,000	3,374,497
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,390,000	1,328,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,359,610
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,349,699
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,142,241
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,636,328
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,093,000	1,101,410
		25,292,512
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	4,492,000	4,463,411
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,691,386
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	637,038
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	1,159,000	1,161,137
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,380,640
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,509,766
		21,843,378
TOTAL IRELAND		53,971,896
ITALY - 0.4%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,236,000	3,246,283
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,017,246
TOTAL ITALY		16,263,529
JAPAN - 1.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 1.162% 4/3/2026 (b)	4,930,000	4,711,433
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	5,928,390
		10,639,823
Financials - 1.3%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,279,818
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	4,678,000	4,649,324
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,649,608
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,670,868
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	6,310,000	5,991,789
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,463,135
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,925,752
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	5,765,000	5,444,333
		49,074,627
TOTAL JAPAN		59,714,450
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	12,022,430
Petroleos Mexicanos 6.84% 1/23/2030	12,000,000	11,107,500

TOTAL MEXICO		23,129,930
NETHERLANDS - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	931,001
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	2,686,000	2,537,384
ING Groep NV 1.726% 4/1/2027 (c)	2,376,000	2,276,619
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,553,006
		10,367,009
TOTAL NETHERLANDS		11,298,010
NORWAY - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	696,000	674,948
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,813,000	2,678,416
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	6,094,000	5,665,836
		8,344,252
TOTAL NORWAY		9,019,200
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.305% 2/2/2027 (b)(c)	5,890,000	5,640,747
UBS Group AG 4.55% 4/17/2026	3,276,000	3,270,031
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,455,000	4,490,248

TOTAL SWITZERLAND		13,401,026
UNITED KINGDOM - 3.9%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	3,985,753
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,513,595
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,279,877
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,304,162
		30,083,387
Financials - 2.7%
Banks - 2.5%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	7,840,890
Barclays PLC 2.852% 5/7/2026 (c)	6,216,000	6,156,543
Barclays PLC 5.304% 8/9/2026 (c)	2,635,000	2,639,455
Barclays PLC 5.69% 3/12/2030 (c)	3,429,000	3,499,313
Barclays PLC 5.829% 5/9/2027 (c)	5,000,000	5,057,007
HSBC Holdings PLC 1.645% 4/18/2026 (c)	7,888,000	7,788,843
HSBC Holdings PLC 2.999% 3/10/2026 (c)	5,241,000	5,211,465
HSBC Holdings PLC 4.292% 9/12/2026 (c)	3,276,000	3,259,994
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,680,243
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,619,015
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,506,702
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,181,607
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,197,277
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	11,961,436
NatWest Group PLC 5.847% 3/2/2027 (c)	5,364,000	5,421,919
		87,021,709
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,900,000	7,095,559
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	1,006,000	941,104
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	2,969,206
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	789,332
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,189,615
		13,889,257
TOTAL UNITED KINGDOM		138,089,912
UNITED STATES - 29.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,763,625
AT&T Inc 4.3% 2/15/2030	11,310,000	11,084,888
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,561,250
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,416,609
		25,826,372
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	9,793,278
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,066,817
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	701,000	700,624
Discovery Communications LLC 3.625% 5/15/2030	1,042,000	942,426
Warnermedia Holdings Inc 3.755% 3/15/2027	13,563,000	13,135,887
Warnermedia Holdings Inc 4.054% 3/15/2029	5,615,000	5,311,591
		32,950,623
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,007,311
T-Mobile USA Inc 2.625% 4/15/2026	5,363,000	5,215,200
T-Mobile USA Inc 3.5% 4/15/2025	2,650,000	2,636,027
		9,858,538
TOTAL COMMUNICATION SERVICES		68,635,533

Consumer Discretionary - 2.1%
Automobiles - 0.8%
General Motors Co 6.125% 10/1/2025	3,155,000	3,180,840
General Motors Financial Co Inc 1.25% 1/8/2026	3,578,000	3,440,578
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,452,859
General Motors Financial Co Inc 4.35% 4/9/2025	3,786,000	3,777,634
General Motors Financial Co Inc 5.4% 4/6/2026	8,860,000	8,921,313
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,302,237
		28,075,461
Household Durables - 0.1%
Toll Brothers Finance Corp 4.875% 11/15/2025	2,776,000	2,776,123
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,354,438
		4,130,561
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,733,765
Specialty Retail - 1.0%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,971,857
AutoZone Inc 3.625% 4/15/2025	341,000	339,278
AutoZone Inc 4% 4/15/2030	3,155,000	3,039,640
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,264,108
Home Depot Inc/The 2.5% 4/15/2027	225,000	215,766
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,838,793
Lowe's Cos Inc 4.5% 4/15/2030	9,316,000	9,225,577
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,055,217
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,208,274
		34,158,510
TOTAL CONSUMER DISCRETIONARY		75,098,297

Consumer Staples - 1.1%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,839,000	2,763,313
Consumer Staples Distribution & Retail - 0.2%
7-Eleven Inc 0.95% 2/10/2026 (b)	1,459,000	1,391,350
Dollar Tree Inc 4% 5/15/2025	7,697,000	7,659,958
		9,051,308
Personal Care Products - 0.3%
Kenvue Inc 5% 3/22/2030	7,415,000	7,579,843
Kenvue Inc 5.05% 3/22/2028	4,575,000	4,670,033
		12,249,876
Tobacco - 0.5%
Altria Group Inc 2.35% 5/6/2025	634,000	627,101
Altria Group Inc 4.8% 2/14/2029	964,000	962,631
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,172,559
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,463,449
		17,225,740
TOTAL CONSUMER STAPLES		41,290,237

Energy - 1.9%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	1,199,000	1,142,332
Oil, Gas & Consumable Fuels - 1.9%
DCP Midstream Operating LP 5.375% 7/15/2025	2,410,000	2,414,000
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,212,685
Energy Transfer LP 2.9% 5/15/2025	3,786,000	3,749,840
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,013,107
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,399,398
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,103,125
Eqt Corp 3.9% 10/1/2027	1,892,000	1,849,170
Eqt Corp 5.7% 4/1/2028	339,000	346,698
Hess Corp 4.3% 4/1/2027	12,303,000	12,213,735
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	5,241,000	5,234,435
MPLX LP 1.75% 3/1/2026	3,091,000	2,975,330
MPLX LP 4% 2/15/2025	316,000	315,206
MPLX LP 4% 3/15/2028	3,155,000	3,082,121
Occidental Petroleum Corp 5.2% 8/1/2029	2,786,000	2,795,664
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,516,889
ONEOK Inc 4.4% 10/15/2029	965,000	948,111
ONEOK Inc 4.75% 10/15/2031	1,876,000	1,849,827
Western Gas Partners LP 6.35% 1/15/2029	4,000,000	4,168,268
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	4,925,239
Williams Cos Inc/The 5.4% 3/2/2026	1,253,000	1,262,048
		67,374,896
TOTAL ENERGY		68,517,228

Financials - 13.7%
Banks - 5.7%
Bank of America Corp 1.197% 10/24/2026 (c)	11,041,000	10,703,716
Bank of America Corp 1.319% 6/19/2026 (c)	3,596,000	3,527,920
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,810,051
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	3,921,450
Bank of America Corp 3.384% 4/2/2026 (c)	5,584,000	5,555,231
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	7,947,180
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,148,416
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,696,459
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,084,018
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,355,141
Bank of America Corp 4.45% 3/3/2026	2,199,000	2,189,419
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,515,962
Capital One NA 2.28% 1/28/2026 (c)	3,728,000	3,710,848
Citigroup Inc 1.462% 6/9/2027 (c)	5,874,000	5,585,405
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	4,946,751
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,475,680
Citigroup Inc 3.106% 4/8/2026 (c)	3,533,000	3,511,163
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,075,850
Citigroup Inc 4.6% 3/9/2026	2,099,000	2,092,368
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,342,456
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,131,061
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	6,240,000	5,886,812
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,374,789
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	7,800,195
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	4,480,000	4,431,920
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,189,893
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	10,984,882
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,018,298
JPMorgan Chase & Co 4.125% 12/15/2026	3,199,000	3,169,860
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,511,526
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	7,500,000	7,554,127
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,382,804
Truist Financial Corp 4.26% 7/28/2026 (c)	5,546,000	5,528,436
Wells Fargo & Co 2.164% 2/11/2026 (c)	5,369,000	5,339,982
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,493,560
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,109,300
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,764,415
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	8,939,496
		205,806,840
Capital Markets - 4.0%
Ares Capital Corp 3.25% 7/15/2025	8,667,000	8,565,618
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,050,381
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,325,852
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,751,296
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,053,066
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,536,235
Blackstone Private Credit Fund 4.7% 3/24/2025	9,745,000	9,720,876
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	5,874,000	5,655,770
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,635,887
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,434,186
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,120,065
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,307,919
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,167,066
Moody's Corp 3.25% 1/15/2028	4,416,000	4,260,538
Moody's Corp 3.75% 3/24/2025	2,509,000	2,499,957
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,568,517
Morgan Stanley 2.188% 4/28/2026 (c)	3,470,000	3,432,495
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,510,464
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,856,416
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,473,743
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,415,818
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,348,553
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	8,979,454
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,950,142
S&P Global Inc 2.45% 3/1/2027	4,416,000	4,226,345
State Street Corp 2.901% 3/30/2026 (c)	192,000	190,742
		146,037,401
Consumer Finance - 1.8%
Ally Financial Inc 2.2% 11/2/2028	4,756,000	4,286,600
Ally Financial Inc 4.625% 3/30/2025	1,892,000	1,888,369
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,862,556
Ally Financial Inc 5.75% 11/20/2025	1,287,000	1,292,540
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,247,794
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,178,345
Capital One Financial Corp 2.636% 3/3/2026 (c)	3,155,000	3,135,555
Capital One Financial Corp 3.2% 2/5/2025	2,208,000	2,201,222
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,403,000	2,402,259
Discover Financial Services 4.5% 1/30/2026	1,532,000	1,525,250
Ford Motor Credit Co LLC 2.3% 2/10/2025	2,621,000	2,606,095
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,189,000	8,048,920
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,438,071
Ford Motor Credit Co LLC 6.95% 6/10/2026	7,500,000	7,677,652
		66,791,228
Financial Services - 1.1%
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,705,067
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	5,979,840
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,212,349
Equitable Holdings Inc 4.35% 4/20/2028	11,714,000	11,556,678
Jackson Financial Inc 3.125% 11/23/2031	642,000	556,413
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,220,887
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,147,408
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	3,631,000	3,447,678
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029	3,155,000	2,908,480
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	7,571,000	7,588,709
		40,323,509
Insurance - 1.1%
AFLAC Inc 3.6% 4/1/2030	708,000	674,496
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	3,155,000	2,989,251
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	2,893,580
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	4,021,000	3,797,288
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,679,091
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,179,000	6,278,822
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,502,441
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,665,773
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,535,612
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,441,266
		41,457,620
TOTAL FINANCIALS		500,416,598

Health Care - 1.7%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,387,515
Amgen Inc 5.25% 3/2/2030	1,247,000	1,274,919
		2,662,434
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp 2.75% 9/23/2026 (b)	2,685,000	2,595,054
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	6,671,000	6,031,628
Centene Corp 4.25% 12/15/2027	3,155,000	3,050,910
Cigna Group/The 3.4% 3/1/2027	2,839,000	2,764,103
HCA Inc 3.125% 3/15/2027	8,266,000	7,961,509
HCA Inc 3.5% 9/1/2030	1,577,000	1,454,647
HCA Inc 5.625% 9/1/2028	3,155,000	3,221,974
HCA Inc 5.875% 2/1/2029	1,739,000	1,789,031
Humana Inc 1.35% 2/3/2027	3,786,000	3,520,454
Humana Inc 3.7% 3/23/2029	1,002,000	955,046
Humana Inc 5.375% 4/15/2031	2,250,000	2,273,473
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,566,363
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,192,082
Sabra Health Care LP 3.9% 10/15/2029	852,000	802,265
		39,583,485
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 4.9% 2/22/2029	4,417,000	4,480,011
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,646,259
Haleon US Capital LLC 3.375% 3/24/2027	7,000,000	6,808,894
Mylan Inc 4.55% 4/15/2028	965,000	951,785
Viatris Inc 2.7% 6/22/2030	968,000	849,302
		16,736,251
TOTAL HEALTH CARE		61,577,224

Industrials - 1.5%
Aerospace & Defense - 0.8%
Boeing Co 2.7% 2/1/2027	3,155,000	2,998,230
Boeing Co 5.04% 5/1/2027	5,804,000	5,805,872
Boeing Co 5.15% 5/1/2030	7,620,000	7,587,247
Boeing Co 6.298% 5/1/2029 (b)	1,046,000	1,089,485
RTX Corp 5.75% 1/15/2029	1,653,000	1,722,978
RTX Corp 6% 3/15/2031	7,900,000	8,410,806
		27,614,618
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	6,047,000	5,785,165
Machinery - 0.4%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,289,798
Otis Worldwide Corp 2.056% 4/5/2025	3,274,000	3,241,666
		14,531,464
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,163,043	2,029,552
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,484,855	1,460,950
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,262,342	1,196,889
		4,687,391
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,307,601
TOTAL INDUSTRIALS		54,926,239

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2027	1,615,000	1,632,795
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,368,110
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,969,961
		5,970,866
IT Services - 0.0%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,778,293
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 1.95% 2/15/2028 (b)	3,155,000	2,899,873
Broadcom Inc 5.05% 7/12/2029	6,867,000	6,944,329
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,242,725
Micron Technology Inc 4.185% 2/15/2027	5,395,000	5,330,118
		24,417,045
Software - 0.3%
Roper Technologies Inc 1.4% 9/15/2027	3,155,000	2,902,572
Roper Technologies Inc 2% 6/30/2030	3,615,000	3,124,501
Roper Technologies Inc 4.5% 10/15/2029	3,337,000	3,307,580
VMware LLC 1.4% 8/15/2026	1,693,000	1,599,610
		10,934,263
TOTAL INFORMATION TECHNOLOGY		45,100,467

Materials - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	631,000	611,851
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	3,155,000	2,902,710
LYB International Finance III LLC 1.25% 10/1/2025	3,039,000	2,952,119
		6,466,680
Real Estate - 1.0%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	381,537
VICI Properties LP 5.125% 5/15/2032	556,000	549,288
VICI Properties LP 5.75% 4/1/2034	450,000	459,445
Vornado Realty LP 2.15% 6/1/2026	590,000	562,078
WP Carey Inc 3.85% 7/15/2029	400,000	384,047
		2,336,395
Health Care REITs - 0.5%
Omega Healthcare Investors Inc 4.5% 1/15/2025	701,000	700,038
Omega Healthcare Investors Inc 4.5% 4/1/2027	8,075,000	7,986,859
Omega Healthcare Investors Inc 5.25% 1/15/2026	5,148,000	5,154,880
Ventas Realty LP 2.65% 1/15/2025	2,514,000	2,506,321
Ventas Realty LP 3% 1/15/2030	1,315,000	1,201,633
Ventas Realty LP 4% 3/1/2028	737,000	721,389
		18,271,120
Office REITs - 0.2%
Boston Properties LP 3.2% 1/15/2025	1,892,000	1,886,690
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,022,864
Hudson Pacific Properties LP 4.65% 4/1/2029	4,013,000	3,266,830
		7,176,384
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,092,588
Sun Communities Operating LP 2.3% 11/1/2028	540,000	490,141
		1,582,729
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025	1,848,000	1,843,136
Brixmor Operating Partnership LP 4.125% 6/15/2026	849,000	840,436
Kite Realty Group Trust 4% 3/15/2025	1,514,000	1,508,912
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,751,883
		6,944,367
TOTAL REAL ESTATE		36,310,995

Utilities - 3.2%
Electric Utilities - 1.9%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,708,938
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,695,756
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,221,438
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	5,950,705
Edison International 5.45% 6/15/2029	8,492,000	8,662,338
Exelon Corp 2.75% 3/15/2027	491,000	470,453
Exelon Corp 3.35% 3/15/2032	5,013,000	4,529,625
Exelon Corp 5.15% 3/15/2029	2,001,000	2,032,663
FirstEnergy Corp 1.6% 1/15/2026	365,000	350,915
FirstEnergy Corp 2.05% 3/1/2025	2,045,000	2,029,068
FirstEnergy Transmission LLC 4.55% 1/15/2030 (b)	5,600,000	5,513,644
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,559,075
Southern Co/The 5.113% 8/1/2027 (h)	3,155,000	3,196,648
Southern Co/The 5.2% 6/15/2033	3,560,000	3,608,663
Southern Co/The 5.5% 3/15/2029	3,579,000	3,689,894
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,700,509
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	6,003,517
		70,923,849
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 1.375% 1/15/2026	6,940,000	6,660,980
AES Corp/The 2.45% 1/15/2031	2,693,000	2,282,525
AES Corp/The 3.3% 7/15/2025 (b)	3,832,000	3,785,570
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	3,849,021
		16,578,096
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,634,439
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	281,739
NiSource Inc 0.95% 8/15/2025	1,517,000	1,475,614
NiSource Inc 2.95% 9/1/2029	3,786,000	3,499,174
NiSource Inc 5.25% 3/30/2028	4,191,000	4,265,341
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	10,773,368
Puget Energy Inc 3.65% 5/15/2025	1,892,000	1,878,989
Puget Energy Inc 4.224% 3/15/2032	3,155,000	2,935,657
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (c)(d)	2,134,000	2,135,479
		30,879,800
TOTAL UTILITIES		118,381,745

TOTAL UNITED STATES		1,076,721,243
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,578,021,028)		1,568,878,293

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	300,646	282,778
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	371,765	349,472
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	209,012	196,257
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	239,837	225,583
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	713,035	676,932
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,804,212	2,671,373
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,637,485	3,492,361
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	374,392	362,843
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,322,279	1,283,143
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	645,667	625,750
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	205,114	203,141
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	108,708	107,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	287,720	284,952
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	507,604	519,475
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	1,000	1,025
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	9,115	9,440
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	93,073	96,603
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	26,045	26,972
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,056	5,234
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,919	11,353
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	79,773	82,797
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	62,375	64,692
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,839	15,395
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	231	239
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	27	28
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	23	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	239	239
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	316	325
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	194	196
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	666	686
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	364	374
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	101	103
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	99	101
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	115	115
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	527	538
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	249	256
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	95	96
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	892	912
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	878	893
Freddie Mac Gold Pool 5.5% 3/1/2034	97,838	100,401
Freddie Mac Gold Pool 5.5% 5/1/2034	706,911	724,187
Freddie Mac Gold Pool 5.5% 7/1/2035	61,895	63,502
Freddie Mac Gold Pool 7.5% 7/1/2027	11	12
Freddie Mac Gold Pool 7.5% 9/1/2030	1,190	1,255
Freddie Mac Gold Pool 7.5% 9/1/2030	60	60
Freddie Mac Gold Pool 7.5% 9/1/2031	169	178
Ginnie Mae I Pool 7% 1/15/2028	236	239
Ginnie Mae I Pool 7% 1/15/2028	259	262
Ginnie Mae I Pool 7% 1/15/2028	745	753
Ginnie Mae I Pool 7% 1/15/2028	59	60
Ginnie Mae I Pool 7% 1/15/2031	8,631	8,804
Ginnie Mae I Pool 7% 1/15/2032	641	653
Ginnie Mae I Pool 7% 10/15/2028	1,218	1,224
Ginnie Mae I Pool 7% 10/15/2028	345	348
Ginnie Mae I Pool 7% 10/15/2028	2,492	2,512
Ginnie Mae I Pool 7% 10/15/2028	5,026	5,094
Ginnie Mae I Pool 7% 10/15/2030	1,009	1,032
Ginnie Mae I Pool 7% 10/15/2031	1,399	1,435
Ginnie Mae I Pool 7% 10/15/2031	312	319
Ginnie Mae I Pool 7% 10/15/2031	391	401
Ginnie Mae I Pool 7% 10/15/2032	3,713	3,801
Ginnie Mae I Pool 7% 11/15/2028	752	763
Ginnie Mae I Pool 7% 11/15/2028	841	851
Ginnie Mae I Pool 7% 11/15/2032	1,078	1,103
Ginnie Mae I Pool 7% 12/15/2028	403	408
Ginnie Mae I Pool 7% 12/15/2028	6,378	6,479
Ginnie Mae I Pool 7% 12/15/2028	1,038	1,054
Ginnie Mae I Pool 7% 2/15/2028	245	248
Ginnie Mae I Pool 7% 2/15/2028	6,469	6,550
Ginnie Mae I Pool 7% 2/15/2028	816	826
Ginnie Mae I Pool 7% 2/15/2028	2,803	2,835
Ginnie Mae I Pool 7% 3/15/2028	252	255
Ginnie Mae I Pool 7% 3/15/2028	296	299
Ginnie Mae I Pool 7% 3/15/2028	771	780
Ginnie Mae I Pool 7% 3/15/2031	95	96
Ginnie Mae I Pool 7% 4/15/2028	638	646
Ginnie Mae I Pool 7% 4/15/2028	4,257	4,312
Ginnie Mae I Pool 7% 4/15/2028	120	121
Ginnie Mae I Pool 7% 4/15/2029	194	197
Ginnie Mae I Pool 7% 4/15/2032	1,167	1,193
Ginnie Mae I Pool 7% 5/15/2028	771	779
Ginnie Mae I Pool 7% 5/15/2028	181	183
Ginnie Mae I Pool 7% 5/15/2028	1,197	1,213
Ginnie Mae I Pool 7% 5/15/2028	2,005	2,029
Ginnie Mae I Pool 7% 5/15/2028	206	208
Ginnie Mae I Pool 7% 5/15/2031	499	506
Ginnie Mae I Pool 7% 5/15/2032	14,025	14,414
Ginnie Mae I Pool 7% 5/15/2032	1,595	1,637
Ginnie Mae I Pool 7% 5/15/2032	531	544
Ginnie Mae I Pool 7% 6/15/2028	1,317	1,332
Ginnie Mae I Pool 7% 6/15/2028	618	625
Ginnie Mae I Pool 7% 6/15/2028	1,049	1,061
Ginnie Mae I Pool 7% 6/15/2028	16	16
Ginnie Mae I Pool 7% 6/15/2028	885	895
Ginnie Mae I Pool 7% 6/15/2028	1,825	1,848
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	2,958	2,997
Ginnie Mae I Pool 7% 6/15/2028	615	623
Ginnie Mae I Pool 7% 6/15/2029	35	35
Ginnie Mae I Pool 7% 6/15/2031	3,710	3,804
Ginnie Mae I Pool 7% 6/15/2031	184	189
Ginnie Mae I Pool 7% 6/15/2032	1,155	1,183
Ginnie Mae I Pool 7% 6/15/2032	734	753
Ginnie Mae I Pool 7% 6/15/2032	3,213	3,303
Ginnie Mae I Pool 7% 6/15/2032	4,375	4,488
Ginnie Mae I Pool 7% 6/15/2032	17,357	17,844
Ginnie Mae I Pool 7% 6/15/2032	27,033	27,790
Ginnie Mae I Pool 7% 6/15/2032	7,216	7,418
Ginnie Mae I Pool 7% 6/15/2032	2,992	3,072
Ginnie Mae I Pool 7% 6/15/2032	4,554	4,684
Ginnie Mae I Pool 7% 6/15/2032	1,726	1,769
Ginnie Mae I Pool 7% 6/15/2032	7,015	7,208
Ginnie Mae I Pool 7% 6/15/2032	27,603	28,356
Ginnie Mae I Pool 7% 6/15/2032	277	284
Ginnie Mae I Pool 7% 6/15/2032	5,958	6,102
Ginnie Mae I Pool 7% 7/15/2028	1,246	1,263
Ginnie Mae I Pool 7% 7/15/2028	571	578
Ginnie Mae I Pool 7% 7/15/2028	995	1,009
Ginnie Mae I Pool 7% 7/15/2028	325	328
Ginnie Mae I Pool 7% 7/15/2028	244	245
Ginnie Mae I Pool 7% 7/15/2028	315	319
Ginnie Mae I Pool 7% 7/15/2028	410	416
Ginnie Mae I Pool 7% 7/15/2029	940	955
Ginnie Mae I Pool 7% 7/15/2030	1,520	1,544
Ginnie Mae I Pool 7% 7/15/2031	2,931	3,002
Ginnie Mae I Pool 7% 7/15/2031	995	1,017
Ginnie Mae I Pool 7% 7/15/2032	13,917	14,296
Ginnie Mae I Pool 7% 7/15/2032	2,188	2,250
Ginnie Mae I Pool 7% 7/15/2032	4,042	4,119
Ginnie Mae I Pool 7% 7/15/2032	17,168	17,595
Ginnie Mae I Pool 7% 7/15/2032	244	250
Ginnie Mae I Pool 7% 7/15/2032	1,967	2,015
Ginnie Mae I Pool 7% 8/15/2028	1,398	1,414
Ginnie Mae I Pool 7% 8/15/2029	62	63
Ginnie Mae I Pool 7% 8/15/2032	1,637	1,680
Ginnie Mae I Pool 7% 8/15/2032	2,776	2,843
Ginnie Mae I Pool 7% 9/15/2028	1,104	1,119
Ginnie Mae I Pool 7% 9/15/2028	398	401
Ginnie Mae I Pool 7% 9/15/2028	376	380
Ginnie Mae I Pool 7% 9/15/2028	220	222
Ginnie Mae I Pool 7% 9/15/2028	1,780	1,805
Ginnie Mae I Pool 7% 9/15/2030	2,730	2,793
Ginnie Mae I Pool 7% 9/15/2031	3,317	3,402
Ginnie Mae I Pool 7% 9/15/2031	11,949	12,185
TOTAL UNITED STATES		12,774,710
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,513,850)		12,774,710

U.S. Treasury Obligations - 38.5%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	263,566,800	239,228,053
US Treasury Notes 3.125% 11/15/2028 (j)	0.56 to 2.41	103,973,800	100,269,733
US Treasury Notes 3.125% 8/31/2029	3.54	49,218,600	47,144,113
US Treasury Notes 3.25% 6/30/2029	3.08 to 4.26	16,322,300	15,742,731
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	57,008,123
US Treasury Notes 3.625% 9/30/2031	4.13	14,962,500	14,513,625
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	121,198,500	119,030,184
US Treasury Notes 3.75% 8/15/2027	3.61	20,809,000	20,608,226
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.13	202,629,500	201,220,354
US Treasury Notes 3.875% 12/31/2029	3.57 to 4.10	45,387,700	44,909,001
US Treasury Notes 3.875% 8/15/2033	4.00 to 4.89	61,043,400	59,662,770
US Treasury Notes 4% 2/15/2034	4.19 to 4.25	25,312,100	24,930,441
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.91	121,542,200	121,537,453
US Treasury Notes 4.25% 11/15/2034	4.19	18,165,500	18,247,812
US Treasury Notes 4.375% 11/30/2030	3.88 to 4.37	46,541,100	47,150,134
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	109,880,050
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.36	41,172,900	42,116,982
US Treasury Notes 4.625% 5/31/2031	3.97 to 4.50	94,260,300	96,867,186
US Treasury Notes 4.875% 10/31/2028	3.79	27,345,200	28,082,238
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,433,085,069)			1,408,149,209

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $71,088,506)	4.64	71,074,291	71,088,506

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,742,144,711)	3,702,106,251
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(45,468,295)
NET ASSETS - 100.0%	3,656,637,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	683	Mar 2025	140,772,703	404,353	404,353
CBOT 5-Year U.S. Treasury Note Contracts (United States)	378	Mar 2025	40,673,391	333,189	333,189

TOTAL FUTURES CONTRACTS					737,542
The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $803,255,995 or 22.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,371,341.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	13,064,258	201,163,972	143,139,724	237,318	-	-	71,088,506	0.1%
Total	13,064,258	201,163,972	143,139,724	237,318	-	-	71,088,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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